iShares®

iShares Trust

Supplement dated December 27, 2007

to the Prospectus dated April 27, 2007 for the iShares FTSE NAREIT Series, to the Prospectus dated July 30, 2007 for the iShares S&P World ex-U.S. Property Index Fund, to the Prospectus dated August 1, 2007 for the iShares Dow Jones Series, to the Prospectus dated August 1, 2007 for the iShares Dow Jones Series, iShares KLD Index Funds and iShares Cohen & Steers Realty Majors Index Fund, to the Prospectus dated August 1, 2007 for the iShares Morningstar Series, to the Prospectus dated August 1, 2007 for the iShares Nasdaq Biotechnology Index Fund, to the Prospectus dated August 1, 2007 for the iShares Russell Series, to the Prospectus dated August 1, 2007 for the iShares S&P Series, to the Prospectus dated November 9, 2007 for the iShares FTSE Developed Small Cap ex-North America Index Fund, to the Prospectus dated November 9, 2007 for the iShares FTSE/EPRA NAREIT Series, to the Prospectus dated November 9, 2007 for the iShares S&P Asia 50 Index Fund, to the Prospectus dated December 1, 2007 for the iShares FTSE/Xinhua China 25 Index Fund, to the Prospectus dated December 1, 2007 for the iShares MSCI EAFE Growth Index Fund, to the Prospectus dated December 1, 2007 for the iShares MSCI EAFE Index Fund, to the Prospectus dated December 1, 2007 for the iShares MSCI EAFE Value Index Fund, to the Prospectus dated December 1, 2007 for the NYSE Series, to the Prospectus dated December 1, 2007 for the iShares S&P GSSI™/GSTI™ Series, to the Prospectus dated December 7, 2007 for the iShares MSCI EAFE Small Cap Index Fund, to the Prospectus dated December 7, 2007 for the iShares MSCI Kokusai Index Fund and to the Prospectus dated December 11, 2007 for the iShares S&P Global Infrastructure Index Fund (each, a “Prospectus”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and Statement of Additional Information for the iShares FTSE NAREIT, S&P World ex-U.S. Property, Dow Jones, KLD, Cohen & Steers Realty Majors, Morningstar, Nasdaq Biotechnology, Russell, S&P, FTSE Developed Small Cap ex-North America, FTSE/EPRA NAREIT, S&P Asia 50, FTSE/Xinhua China 25, MSCI EAFE Growth, MSCI EAFE, MSCI EAFE Value, NYSE, S&P GSSI™/GSTI™, MSCI EAFE Small Cap, MSCI Kokusai and the S&P Global Infrastructure Index Funds.

Effective January 1, 2008, the following information replaces similar information under the heading “Portfolio Managers” in each Prospectus:

As of January 1, 2008, Patrick O’Connor and S. Jane Leung are no longer portfolio managers for the Funds. Diane Hsiung and Greg Savage (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Funds. Each Portfolio Manager is responsible for various functions related to portfolio management including, but not limited to, investing cash inflows, coordinating with members of his or her team to focus on certain asset classes, implementing investment strategy researching and reviewing investment strategy and overseeing members of his or her portfolio management team with more limited responsibilities.

Diane Hsiung is an employee of BGFA and BGI and, together with the other Portfolio Manager, will be primarily responsible for the day-to-day management of the Funds. Ms. Hsiung has been a senior portfolio manager for BGFA and BGI since 2007 and a portfolio manager for BGFA and BGI from 2002 to 2006.

Greg Savage, CFA is an employee of BGFA and BGI and, together with the other Portfolio Manager, will be primarily responsible for the day-to-day management of the Funds. Mr. Savage has been a senior portfolio manager for BGFA and BGI since 2006 and a portfolio manager for BGFA and BGI from 2001 to 2006.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership (if any) of shares of a Fund.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-525-12007

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated December 27, 2007

to the Prospectus dated July 1, 2007 (as revised October 1, 2007)

for the iShares Lehman and iBoxx Series (the “Prospectus”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and Statement of Additional Information for the iShares Lehman and iBoxx Bond Funds.

Effective January 1, 2008, the following information replaces the first paragraph under the heading “Portfolio Managers” on page 34:

Lee Sterne and Jermaine Pierre are primarily responsible for the day-to-day management of the Treasury Bond Funds, iShares Lehman TIPS Bond Fund, iShares iBoxx $ High Yield Corporate Bond Fund and iShares iBoxx $ Investment Grade Corporate Bond Fund. Lee Sterne and John Sulski are primarily responsible for the day-to-day management of the Credit Bond Funds. Lee Sterne, John Sulski and Jermaine Pierre are primarily responsible for the day-to-day management of the Government/Credit Bond Funds. Lee Sterne and Joseph Kippels are primarily responsible for the day-to-day management of the iShares Lehman MBS Bond Fund. Lee Sterne, Jermaine Pierre, John Sulski and Joseph Kippels (collectively, the “Portfolio Managers”) are primarily responsible for the day-to-day management of the iShares Lehman Aggregate Bond Fund. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his portfolio management team with more limited responsibilities.

Effective January 1, 2008, the following information replaces the fourth paragraph under the heading “Portfolio Managers” on page 34:

Lee Sterne has been employed by BGFA and BGI as the Head of U.S. Fixed Income Index and iShares Portfolio Management and Trading since September 2007. Prior to his current position, Mr. Sterne was a senior Portfolio Manager with BGFA and BGI from 2004 to 2007 and a Portfolio Manager with BGFA and BGI from 2001 to 2004.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-082-12007

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated December 27, 2007

to the combined Statement of Additional Information dated December 1, 2007 for certain iShares Trust Equity Index Funds

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectuses and Statement of Additional Information for certain iShares Trust Equity Index Funds.

Effective January 1, 2008, the following information replaces the first paragraph and the first table under the heading “Portfolio Managers” beginning on page 71:

Portfolio Managers. The individuals named as Portfolio Managers in the Prospectus are also primarily responsible for the day-to-day management of certain types of other iShares Funds and certain other portfolios and/or accounts, as indicated in the table below as of October 31, 2007:

Diane Hsiung

Types of Accounts	Number	Total Assets

Registered Investment Companies	124	$311,024,000,000
Other Pooled Investment Vehicles	1	$235,000,000
Other Accounts	5	$1,365,000,000
Companies, Vehicles or Accounts with Incentive-Based Fee Arrangements	N/A	N/A

Greg Savage

Types of Accounts	Number	Total Assets

Registered Investment Companies	124	$311,024,000,000
Other Pooled Investment Vehicles	1	$235,000,000
Other Accounts	6	$1,365,000,000
Companies, Vehicles or Accounts with Incentive-Based Fee Arrangements	N/A	N/A

Effective January 1, 2008, the following information replaces the fourth paragraph and the second table under the heading “Portfolio Managers” on page 72:

The below table reflects, for each Portfolio Manager, the number of portfolios or accounts of the types enumerated in the above table and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees for those portfolios or accounts are based on the performance of those portfolios or accounts, as of October 31, 2007:

Diane Hsiung

	Number of Other Accounts with Performance Fees Managed	Aggregate of Total Assets

Registered Investment Companies	N/A	N/A
Other Pooled Investment Vehicles	N/A	N/A
Other Accounts	N/A	N/A

Greg Savage

	Number of Other Accounts with Performance Fees Managed	Aggregate of Total Assets

Registered Investment Companies	N/A	N/A
Other Pooled Investment Vehicles	N/A	N/A
Other Accounts	N/A	N/A

Effective January 1, 2008, the following information replaces the eighth paragraph and the third table under the heading “Portfolio Managers” beginning on page 73:

As of October 31, 2007, the Portfolio Managers beneficially owned shares of the Funds in the amounts reflected in the following table:

Diane Hsiung

Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1million	over $1million
iShares Cohen & Steers Realty Majors Index Fund	X
iShares Dow Jones EPAC Select Dividend Index Fund	X
iShares Dow Jones Select Dividend Index Fund	X
iShares Dow Jones Transportation Average Index Fund	X
iShares Dow Jones U.S. Aerospace & Defense Index Fund	X
iShares Dow Jones U.S. Basic Materials Index Fund	X
iShares Dow Jones U.S. Broker-Dealers Index Fund	X
iShares Dow Jones U.S. Consumer Goods Sector Index Fund	X
iShares Dow Jones U.S. Consumer Services Sector Index Fund	X
iShares Dow Jones U.S. Energy Sector Index Fund	X
iShares Dow Jones U.S. Financial Sector Index Fund	X
iShares Dow Jones U.S. Financial Services Index Fund	X
iShares Dow Jones U.S. Healthcare Providers Index Fund	X
iShares Dow Jones U.S. Healthcare Sector Index Fund	X
iShares Dow Jones U.S. Home Construction Index Fund	X
iShares Dow Jones U.S. Industrial Sector Index Fund	X
iShares Dow Jones U.S. Insurance Index Fund	X
iShares Dow Jones U.S. Medical Devices Index Fund	X
iShares Dow Jones U.S. Oil Equipment & Services Index Fund	X
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	X

Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1million	over $1million
iShares Dow Jones U.S. Pharmaceuticals Index Fund	X
iShares Dow Jones U.S. Real Estate Index Fund	X
iShares Dow Jones U.S. Regional Banks Index Fund	X
iShares Dow Jones U.S. Technology Sector Index Fund	X
iShares Dow Jones U.S. Telecommunications Sector Index Fund	X
iShares Dow Jones U.S. Index Fund	X
iShares Dow Jones U.S. Utilities Sector Index Fund	X
iShares FTSE NAREIT Industrial/Office Index Fund	X
iShares FTSE NAREIT Mortgage REITs Index Fund	X
iShares FTSE NAREIT Real Estate 50 Index Fund	X
iShares FTSE NAREIT Residential Index Fund	X
iShares FTSE NAREIT Retail Index Fund	X
iShares FTSE/Xinhua China 25 Index Fund	X
iShares S&P GSSI™ Natural Resources Index Fund	X
iShares S&P GSTI™ Networking Index Fund	X
iShares S&P GSTI™ Semiconductor Index Fund	X
iShares S&P GSTI™ Software Index Fund	X
iShares S&P GSTI™ Technology Index Fund	X
iShares KLD 400 Social Index Fund.	X
iShares KLD Select SocialSM Index Fund	X
iShares Morningstar Large Core Index Fund	X
iShares Morningstar Large Growth Index Fund	X
iShares Morningstar Large Value Index Fund	X
iShares Morningstar Mid Core Index Fund	X
iShares Morningstar Mid Growth Index Fund	X
iShares Morningstar Mid Value Index Fund	X
iShares Morningstar Small Core Index Fund	X
iShares Morningstar Small Growth Index Fund	X
iShares Morningstar Small Value Index Fund	X

Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1million	over $1million
iShares MSCI EAFE Growth Index Fund	X
iShares MSCI EAFE Index Fund	X
iShares MSCI EAFE Value Index Fund	X
iShares Nasdaq Biotechnology Index Fund	X
iShares NYSE 100 Index Fund	X
iShares NYSE Composite Index Fund	X
iShares Russell 1000 Growth Index Fund	X
iShares Russell 1000 Index Fund	X
iShares Russell 1000 Value Index Fund	X
iShares Russell 2000 Growth Index Fund	X
iShares Russell 2000 Index Fund	X
iShares Russell 2000 Value Index Fund	X
iShares Russell 3000 Growth Index Fund	X
iShares Russell 3000 Index Fund	X
iShares Russell 3000 Value Index Fund	X
iShares Russell Microcap Index Fund	X
iShares Russell Midcap Growth Index Fund	X
iShares Russell Midcap Index Fund	X
iShares Russell Midcap Value Index Fund	X
iShares S&P 100 Index Fund	X
iShares S&P 500 Growth Index Fund	X
iShares S&P 500 Index Fund	X
iShares S&P 500 Value Index Fund	X
iShares S&P 1500 Index Fund	X
iShares S&P Europe 350 Index Fund	X
iShares S&P Global 100 Index Fund	X
iShares S&P Global Consumer Discretionary Sector Index Fund	X
iShares S&P Global Consumer Staples Sector Index Fund	X
iShares S&P Global Energy Sector Index Fund	X
iShares S&P Global Financials Sector Index Fund	X

Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1million	over $1million
iShares S&P Global Healthcare Sector Index Fund	X
iShares S&P Global Industrials Sector Index Fund	X
iShares S&P Global Materials Sector Index Fund	X
iShares S&P Global Technology Sector Index Fund	X
iShares S&P Global Telecommunications Sector Index Fund	X
iShares S&P Global Utilities Sector Index Fund	X
iShares S&P Latin America 40 Index Fund	X
iShares S&P MidCap 400 Growth Index Fund	X
iShares S&P MidCap 400 Index Fund	X
iShares S&P MidCap 400 Value Index Fund	X
iShares S&P SmallCap 600 Growth Index Fund	X
iShares S&P SmallCap 600 Index Fund	X
iShares S&P SmallCap 600 Value Index Fund	X
iShares S&P/TOPIX 150 Index Fund	X
iShares S&P U.S. Preferred Stock Index Fund	X
iShares S&P World-ex U.S. Property Index Fund	X

Greg Savage

Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1million	over $1million
iShares Cohen & Steers Realty Majors Index Fund	X
iShares Dow Jones EPAC Select Dividend Index Fund	X
iShares Dow Jones Select Dividend Index Fund	X
iShares Dow Jones Transportation Average Index Fund	X
iShares Dow Jones U.S. Aerospace & Defense Index Fund	X
iShares Dow Jones U.S. Basic Materials Index Fund	X
iShares Dow Jones U.S. Broker-Dealers Index Fund	X
iShares Dow Jones U.S. Consumer Goods Sector Index Fund	X
iShares Dow Jones U.S. Consumer Services Sector Index Fund	X

Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1million	over $1million
iShares Dow Jones U.S. Energy Sector Index Fund	X
iShares Dow Jones U.S. Financial Sector Index Fund	X
iShares Dow Jones U.S. Financial Services Index Fund	X
iShares Dow Jones U.S. Healthcare Providers Index Fund	X
iShares Dow Jones U.S. Healthcare Sector Index Fund	X
iShares Dow Jones U.S. Home Construction Index Fund	X
iShares Dow Jones U.S. Industrial Sector Index Fund	X
iShares Dow Jones U.S. Insurance Index Fund	X
iShares Dow Jones U.S. Medical Devices Index Fund	X
iShares Dow Jones U.S. Oil Equipment & Services Index Fund	X
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	X
iShares Dow Jones U.S. Pharmaceuticals Index Fund	X
iShares Dow Jones U.S. Real Estate Index Fund	X
iShares Dow Jones U.S. Regional Banks Index Fund	X
iShares Dow Jones U.S. Technology Sector Index Fund	X
iShares Dow Jones U.S. Telecommunications Sector Index Fund	X
iShares Dow Jones U.S. Index Fund	X
iShares Dow Jones U.S. Utilities Sector Index Fund	X
iShares FTSE NAREIT Industrial/Office Index Fund	X
iShares FTSE NAREIT Mortgage REITs Index Fund	X
iShares FTSE NAREIT Real Estate 50 Index Fund	X
iShares FTSE NAREIT Residential Index Fund	X
iShares FTSE NAREIT Retail Index Fund	X
iShares FTSE/Xinhua China 25 Index Fund		X
iShares S&P GSSI™ Natural Resources Index Fund	X
iShares S&P GSTI™ Networking Index Fund	X
iShares S&P GSTI™ Semiconductor Index Fund	X

Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1million	over $1million
iShares S&P GSTI™ Software Index Fund	X
iShares S&P GSTI™ Technology Index Fund	X
iShares KLD 400 Social Index Fund.	X
iShares KLD Select SocialSM Index Fund	X
iShares Morningstar Large Core Index Fund	X
iShares Morningstar Large Growth Index Fund	X
iShares Morningstar Large Value Index Fund	X
iShares Morningstar Mid Core Index Fund	X
iShares Morningstar Mid Growth Index Fund	X
iShares Morningstar Mid Value Index Fund	X
iShares Morningstar Small Core Index Fund	X
iShares Morningstar Small Growth Index Fund	X
iShares Morningstar Small Value Index Fund	X
iShares MSCI EAFE Growth Index Fund	X
iShares MSCI EAFE Index Fund	X
iShares MSCI EAFE Value Index Fund	X
iShares Nasdaq Biotechnology Index Fund	X
iShares NYSE 100 Index Fund	X
iShares NYSE Composite Index Fund	X
iShares Russell 1000 Growth Index Fund	X
iShares Russell 1000 Index Fund	X
iShares Russell 1000 Value Index Fund	X
iShares Russell 2000 Growth Index Fund	X
iShares Russell 2000 Index Fund	X
iShares Russell 2000 Value Index Fund	X
iShares Russell 3000 Growth Index Fund	X
iShares Russell 3000 Index Fund	X
iShares Russell 3000 Value Index Fund	X
iShares Russell Microcap Index Fund	X

Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1million	over $1million
iShares Russell Midcap Growth Index Fund	X
iShares Russell Midcap Index Fund	X
iShares Russell Midcap Value Index Fund	X
iShares S&P 100 Index Fund	X
iShares S&P 500 Growth Index Fund	X
iShares S&P 500 Index Fund	X
iShares S&P 500 Value Index Fund	X
iShares S&P 1500 Index Fund	X
iShares S&P Europe 350 Index Fund	X
iShares S&P Global 100 Index Fund	X
iShares S&P Global Consumer Discretionary Sector Index Fund	X
iShares S&P Global Consumer Staples Sector Index Fund	X
iShares S&P Global Energy Sector Index Fund	X
iShares S&P Global Financials Sector Index Fund	X
iShares S&P Global Healthcare Sector Index Fund	X
iShares S&P Global Industrials Sector Index Fund	X
iShares S&P Global Materials Sector Index Fund	X
iShares S&P Global Technology Sector Index Fund	X
iShares S&P Global Telecommunications Sector Index Fund	X
iShares S&P Global Utilities Sector Index Fund	X
iShares S&P Latin America 40 Index Fund	X
iShares S&P MidCap 400 Growth Index Fund	X
iShares S&P MidCap 400 Index Fund	X
iShares S&P MidCap 400 Value Index Fund	X
iShares S&P SmallCap 600 Growth Index Fund	X
iShares S&P SmallCap 600 Index Fund	X
iShares S&P SmallCap 600 Value Index Fund	X
iShares S&P/TOPIX 150 Index Fund	X
iShares S&P U.S. Preferred Stock Index Fund	X

Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1million	over $1million
iShares S&P World-ex U.S. Property Index Fund	X

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-042-12007

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated December 27, 2007

to the Statement of Additional Information dated November 9, 2007 for the iShares FTSE Developed Small Cap ex-North America Index Fund

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and Statement of Additional Information for the iShares FTSE Developed Small Cap ex-North America Index Fund.

Effective January 1, 2008, the following information replaces the first paragraph and the first table under the heading “Portfolio Managers” on page 18:

Portfolio Managers. The individuals named as Portfolio Managers in the Prospectus are also primarily responsible for the day-to-day management of certain types of other iShares Funds and certain other portfolios and/or accounts, as indicated in the table below as of October 31, 2007:

Diane Hsiung

Types of Accounts	Number	Total Assets

Registered Investment Companies	124	$311,024,000,000
Other Pooled Investment Vehicles	1	$235,000,000
Other Accounts	5	$1,365,000,000
Companies, Vehicles or Accounts with Incentive-Based Fee Arrangements	N/A	N/A

Greg Savage

Types of Accounts	Number	Total Assets

Registered Investment Companies	124	$311,024,000,000
Other Pooled Investment Vehicles	1	$235,000,000
Other Accounts	6	$1,365,000,000
Companies, Vehicles or Accounts with Incentive-Based Fee Arrangements	N/A	N/A

Effective January 1, 2008, the following information replaces the fourth paragraph and the second table under the heading “Portfolio Managers” beginning on page 18:

The below table reflects, for each Portfolio Manager, the number of portfolios or accounts of the types enumerated in the above table and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees for those portfolios or accounts are based on the performance of those portfolios or accounts, as of October 31, 2007:

Diane Hsiung

	Number of Other Accounts with Performance Fees Managed	Aggregate of Total Assets

Registered Investment Companies	N/A	N/A
Other Pooled Investment Vehicles	N/A	N/A
Other Accounts	N/A	N/A

Greg Savage

	Number of Other Accounts with Performance Fees Managed	Aggregate of Total Assets

Registered Investment Companies	N/A	N/A
Other Pooled Investment Vehicles	N/A	N/A
Other Accounts	N/A	N/A

Effective January 1, 2008, the following information replaces the eighth paragraph and the third table under the heading “Portfolio Managers” on page 19:

As of October 31, 2007, the Portfolio Managers beneficially owned shares of the Fund in the amounts reflected in the following table:

Diane Hsiung

Dollar Range
Fund	None	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
iShares FTSE Developed Small Cap ex-North America Index Fund	X

Greg Savage

Dollar Range
Fund	None	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
iShares FTSE Developed Small Cap ex-North America Index Fund	X

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-100-12007

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated December 27, 2007

to the Statement of Additional Information dated November 9, 2007 for the iShares FTSE EPRA/NAREIT Series

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and Statement of Additional Information for the iShares FTSE EPRA/NAREIT Series.

Effective January 1, 2008, the following information replaces the first paragraph and the first table under the heading “Portfolio Managers” on page 19:

Portfolio Managers. The individuals named as Portfolio Managers in the Prospectus are also primarily responsible for the day-to-day management of certain types of other iShares Funds and certain other portfolios and/or accounts, as indicated in the table below as of October 31, 2007:

Diane Hsiung

Types of Accounts	Number	Total Assets

Registered Investment Companies	124	$311,024,000,000
Other Pooled Investment Vehicles	1	$235,000,000
Other Accounts	5	$1,365,000,000
Companies, Vehicles or Accounts with Incentive-Based Fee Arrangements	N/A	N/A

Greg Savage

Types of Accounts	Number	Total Assets

Registered Investment Companies	124	$311,024,000,000
Other Pooled Investment Vehicles	1	$235,000,000
Other Accounts	6	$1,365,000,000
Companies, Vehicles or Accounts with Incentive-Based Fee Arrangements	N/A	N/A

Effective January 1, 2008, the following information replaces the fourth paragraph and the second table under the heading “Portfolio Managers” on page 20:

The below table reflects, for each Portfolio Manager, the number of portfolios or accounts of the types enumerated in the above table and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees for those portfolios or accounts are based on the performance of those portfolios or accounts, as of October 31, 2007:

Diane Hsiung

	Number of Other Accounts with Performance Fees Managed	Aggregate of Total Assets

Registered Investment Companies	N/A	N/A
Other Pooled Investment Vehicles	N/A	N/A
Other Accounts	N/A	N/A

Greg Savage

	Number of Other Accounts with Performance Fees Managed	Aggregate of Total Assets

Registered Investment Companies	N/A	N/A
Other Pooled Investment Vehicles	N/A	N/A
Other Accounts	N/A	N/A

Effective January 1, 2008, the following information replaces the eighth paragraph and the third table under the heading “Portfolio Managers” beginning on page 20:

As of October 31, 2007, the Portfolio Managers beneficially owned shares of the Funds in the amounts reflected in the following table:

Diane Hsiung

Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1million	over $1million
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	X
iShares FTSE EPRA/NAREIT Europe Index Fund	X
iShares FTSE EPRA/NAREIT Asia Index Fund	X
iShares FTSE EPRA/NAREIT North America Index Fund	X

Greg Savage

Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1million	over $1million
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	X
iShares FTSE EPRA/NAREIT Europe Index Fund	X
iShares FTSE EPRA/NAREIT Asia Index Fund	X
iShares FTSE EPRA/NAREIT North America Index Fund	X

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-099-12007

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated December 27, 2007

to the Statement of Additional Information dated July 1, 2007 (as revised October 1, 2007)

for the iShares Lehman and iBoxx Series

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and Statement of Additional Information for the iShares Lehman and iBoxx Bond Funds.

Effective January 1, 2008, the following information replaces similar information under the heading “Portfolio Managers” on page 29:

Lee Sterne and Jermaine Pierre are primarily responsible for the day-to-day management of the Treasury Bond Funds, iShares Lehman TIPS Bond Fund, iShares iBoxx $ High Yield Corporate Bond Fund and iShares iBoxx $ Investment Grade Corporate Bond Fund. Lee Sterne and John Sulski are primarily responsible for the day-to-day management of the Credit Bond Funds. Lee Sterne, John Sulski and Jermaine Pierre are primarily responsible for the day-to-day management of the Government/Credit Bond Funds. Lee Sterne and Joseph Kippels are primarily responsible for the day-to-day management of the iShares Lehman MBS Bond Fund. Lee Sterne, Jermaine Pierre, John Sulski and Joseph Kippels (collectively, the “Portfolio Managers”) are primarily responsible for the day-to-day management of the iShares Lehman Aggregate Bond Fund.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-082-01008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated December 27, 2007

to the Statement of Additional Information dated December 7, 2007 for the iShares MSCI EAFE Small Cap Index Fund

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and Statement of Additional Information for the iShares MSCI EAFE Small Cap Index Fund.

Effective January 1, 2008, the following information replaces the first paragraph and the first table under the heading “Portfolio Managers” on page 21:

Portfolio Managers. The individuals named as Portfolio Managers in the Prospectus are also primarily responsible for the day-to-day management of certain types of other iShares Funds and certain other portfolios and/or accounts, as indicated in the table below as of October 31, 2007:

Diane Hsiung

Types of Accounts	Number	Total Assets

Registered Investment Companies	124	$311,024,000,000
Other Pooled Investment Vehicles	1	$235,000,000
Other Accounts	5	$1,365,000,000
Companies, Vehicles or Accounts with Incentive-Based Fee Arrangements	N/A	N/A

Greg Savage

Types of Accounts	Number	Total Assets

Registered Investment Companies	124	$311,024,000,000
Other Pooled Investment Vehicles	1	$235,000,000
Other Accounts	6	$1,365,000,000
Companies, Vehicles or Accounts with Incentive-Based Fee Arrangements	N/A	N/A

Effective January 1, 2008, the following information replaces the fourth paragraph and the second table under the heading “Portfolio Managers” on page 22:

The below table reflects, for each Portfolio Manager, the number of portfolios or accounts of the types enumerated in the above table and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees for those portfolios or accounts are based on the performance of those portfolios or accounts, as of October 31, 2007:

Diane Hsiung

	Number of Other Accounts with Performance Fees Managed	Aggregate of Total Assets

Registered Investment Companies	N/A	N/A
Other Pooled Investment Vehicles	N/A	N/A
Other Accounts	N/A	N/A

Greg Savage

	Number of Other Accounts with Performance Fees Managed	Aggregate of Total Assets

Registered Investment Companies	N/A	N/A
Other Pooled Investment Vehicles	N/A	N/A
Other Accounts	N/A	N/A

Effective January 1, 2008, the following information replaces the eighth paragraph and the third table under the heading “Portfolio Managers” beginning on page 22:

As of October 31, 2007, the Portfolio Managers beneficially owned shares of the Fund in the amounts reflected in the following table:

Diane Hsiung

Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1million	over $1million
iShares MSCI EAFE Small Cap Index Fund	X

Greg Savage

Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1million	over $1million
iShares MSCI EAFE Small Cap Index Fund	X

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-111-12007

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated December 27, 2007

to the Statement of Additional Information dated December 7, 2007 (as revised December 10, 2007)

for the iShares MSCI Kokusai Index Fund

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and Statement of Additional Information for the iShares MSCI Kokusai Index Fund.

Effective January 1, 2008, the following information replaces the first paragraph and the first table under the heading “Portfolio Managers” on page 20:

Portfolio Managers. The individuals named as Portfolio Managers in the Prospectus are also primarily responsible for the day-to-day management of certain types of other iShares Funds and certain other portfolios and/or accounts, as indicated in the table below as of October 31, 2007:

Diane Hsiung

Types of Accounts	Number	Total Assets

Registered Investment Companies	124	$311,024,000,000
Other Pooled Investment Vehicles	1	$235,000,000
Other Accounts	5	$1,365,000,000
Companies, Vehicles or Accounts with Incentive-Based Fee Arrangements	N/A	N/A

Greg Savage

Types of Accounts	Number	Total Assets

Registered Investment Companies	124	$311,024,000,000
Other Pooled Investment Vehicles	1	$235,000,000
Other Accounts	6	$1,365,000,000
Companies, Vehicles or Accounts with Incentive-Based Fee Arrangements	N/A	N/A

Effective January 1, 2008, the following information replaces the fourth paragraph and the second table under the heading “Portfolio Managers” on page 21:

The below table reflects, for each Portfolio Manager, the number of portfolios or accounts of the types enumerated in the above table and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees for those portfolios or accounts are based on the performance of those portfolios or accounts, as of October 31, 2007:

Diane Hsiung

	Number of Other Accounts with Performance Fees Managed	Aggregate of Total Assets

Registered Investment Companies	N/A	N/A
Other Pooled Investment Vehicles	N/A	N/A
Other Accounts	N/A	N/A

Greg Savage

	Number of Other Accounts with Performance Fees Managed	Aggregate of Total Assets

Registered Investment Companies	N/A	N/A
Other Pooled Investment Vehicles	N/A	N/A
Other Accounts	N/A	N/A

Effective January 1, 2008, the following information replaces the eighth paragraph and the third table under the heading “Portfolio Managers” beginning on page 21:

As of October 31, 2007, the Portfolio Managers beneficially owned shares of the Fund in the amounts reflected in the following table:

Diane Hsiung

Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1million	over $1million
iShares MSCI Kokusai Index Fund	X

Greg Savage

Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1million	over $1million
iShares MSCI Kokusai Index Fund	X

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-110-12007

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated December 27, 2007

to the Statement of Additional Information dated November 9, 2007 for the iShares S&P Asia 50 Index Fund

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and Statement of Additional Information for the iShares S&P Asia 50 Index Fund.

Effective January 1, 2008, the following information replaces the first paragraph and the first table under the heading “Portfolio Managers” beginning on page 18:

Portfolio Managers. The individuals named as Portfolio Managers in the Prospectus are also primarily responsible for the day-to-day management of certain types of other iShares Funds and certain other portfolios and/or accounts, as indicated in the table below as of October 31, 2007:

Diane Hsiung

Types of Accounts	Number	Total Assets
Registered Investment Companies	124	$311,024,000,000
Other Pooled Investment Vehicles	1	$235,000,000
Other Accounts	5	$1,365,000,000
Companies, Vehicles or Accounts with Incentive-Based Fee Arrangements	N/A	N/A

Greg Savage

Types of Accounts	Number	Total Assets
Registered Investment Companies	124	$311,024,000,000
Other Pooled Investment Vehicles	1	$235,000,000
Other Accounts	6	$1,365,000,000
Companies, Vehicles or Accounts with Incentive-Based Fee Arrangements	N/A	N/A

Effective January 1, 2008, the following information replaces the fourth paragraph and the second table under the heading “Portfolio Managers” on page 19:

The below table reflects, for each Portfolio Manager, the number of portfolios or accounts of the types enumerated in the above table and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees for those portfolios or accounts are based on the performance of those portfolios or accounts, as of October 31, 2007:

Diane Hsiung

	Number of Other Accounts with Performance Fees Managed	Aggregate of Total Assets

Registered Investment Companies	N/A	N/A
Other Pooled Investment Vehicles	N/A	N/A
Other Accounts	N/A	N/A

Greg Savage

	Number of Other Accounts with Performance Fees Managed	Aggregate of Total Assets

Registered Investment Companies	N/A	N/A
Other Pooled Investment Vehicles	N/A	N/A
Other Accounts	N/A	N/A

Effective January 1, 2008, the following information replaces the eighth paragraph and the third table under the heading “Portfolio Managers” on page 20:

As of October 31, 2007, the Portfolio Managers beneficially owned shares of the Fund in the amounts reflected in the following table:

Diane Hsiung

Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1million	over $1million
iShares S&P Asia 50 Index Fund	X

Greg Savage

Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1million	over $1million
iShares S&P Asia 50 Index Fund	X

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-096-12007

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE